PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Retirement
Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
437,267  Voya High Yield Bond
Fund - Class R6
$ 3,017,142
2.0
918,445  Voya International
Index Portfolio - Class I
13,152,131
8.6
226,836  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,044,144
2.0
1,638,515  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
18,269,445
12.0
218,589  Voya Russell
TM
Small
Cap Index Portfolio
- Class I
3,049,314
2.0
803,147  Voya Short Duration
Bond Fund - Class R6
7,501,395
4.9
1,992,168  Voya U.S. Bond Index
Portfolio - Class I
18,088,888
11.8
4,302,276  Voya U.S. Stock Index
Portfolio - Class I
86,604,820
56.7
Total Mutual Funds
(Cost $146,444,985)
152,727,279
100.0
Total Investments in
Securities
(Cost $146,444,985) $ 152,727,279 100.0
Liabilities in Excess
of Other Assets (1,738) 0.0
Net Assets $ 152,725,541 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Retirement
Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Mutual Funds $ 152,727,279 $ — $ — $ 152,727,279
Total Investments, at fair value $ 152,727,279 $ — $ — $ 152,727,279
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 3,133,862 $ 143,588 $ (191,814) $ (68,494) $ 3,017,142 $ 44,106 $ (856) $ —
Voya International Index Portfolio
- Class I
13,557,773 37,753 (438,919) (4,476) 13,152,131 — 132,948 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,437,423 8,884 (510,268) 108,105 3,044,144 — 47,348 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
18,526,649 301,845 (719,771) 160,722 18,269,445 — 54,060 —
Voya Russell
TM
Small Cap Index
Portfolio - Class I
3,276,391 8,883 (211,927) (24,033) 3,049,314 — 57,895 —
Voya Short Duration Bond Fund -
Class R6
7,707,134 483,004 (620,507) (68,236) 7,501,395 88,253 (1,150) —
Voya U.S. Bond Index Portfolio -
Class I
19,105,528 532,297 (1,338,715) (210,222) 18,088,888 184,141 18,378 —
Voya U.S. Stock Index Portfolio -
Class I
90,764,625 2,292,806 (2,399,416) (4,053,195) 86,604,820 — 199,751 —
$ 159,509,385 $ 3,809,060 $ (6,431,337) $ (4,159,829) $ 152,727,279 $ 316,500 $ 508,374 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,360,198
Gross Unrealized Depreciation (77,904)
Net Unrealized Appreciation $ 6,282,294